Other Assets and Receivables - Summary of Movements in Provision for Doubtful Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (88)	€ (34)
Additions charged to earnings	(33)	(71)
Unused amounts reversed through the income statement	5	2
Used during the year	3	8
Net exchange differences	(6)	6
Ending balance	€ (120)	€ (88)